MERRILL LYNCH
UTILITY INCOME
FUND, INC.





FUND LOGO




Semi-Annual Report

February 28, 1999


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.




Merrill Lynch
Utility Income Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH UTILITY INCOME FUND, INC.


DEAR SHAREHOLDER

Investor attitudes shifted markedly during the quarter ended February 28, 1999. The US economy demonstrated surprising strength as 1998 drew to a close. As 1999 began, forecasts of a possible slowdown gave way to increasing expectations that the US economy could overheat. As a result, US long-term bond yields backed up to mid-summer 1998 levels as investors increasingly anticipated monetary policy tightening by the Federal Reserve Board. However, shortly after the February quarter's close, investor confidence returned as weaker-than-expected US employment statistics suggested that inflationary pressures would continue to be contained and that the central bank would not make major adjustments to its monetary policy.

As 1999 unfolds, investor focus is likely to remain on the prospects for the US economy. For the health of the global economy overall, the ongoing recession in Japan is of great concern. At the same time, the difficulties in emerging economies such as Russia and Brazil remain. Progress in easing strains within the global financial system--combined with continued evidence of noninflationary economic growth--would likely provide an important element of stability to the financial markets.

Portfolio Matters
For the three-month period ended February 28, 1999, total returns for Merrill Lynch Utility Income Fund, Inc.'s Class A, Class B, Class C and Class D Shares were -4.07%, -4.25%, -4.19% and -4.12%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. For complete performance information, see pages 3 and 4 of this report to shareholders.)

As of February 28, 1999, the Fund had 59.4% of its net assets invested in equities and 27.4% in utility bonds. Of the portion invested in equities, 53.2% was in domestic electric utility stocks, 5.0% was in natural gas stocks, and 1.2% was in water utilities. As for the Fund's bond holdings, 12.7% was invested in telecommunications, 5.4% in natural gas, 6.0% in electric utilities and 3.3% in industrial--energy. This level of diversification allowed us to generate current income as we sought to spread the assets of the Fund across the four principal utility sectors.

Domestic electric utility equity prices came under pressure during the February quarter as investors sought more growth-oriented and higher risk companies. The strong US economy supports an optimistic stock market. Furthermore, long-term interest rates, as measured by the 30-year US Treasury bond, rose from 5.08% at November 30, 1998 to 5.57% by February 28, 1999. The confluence of these events resulted in the domestic electric utility sector selling at nearly a 20-year low on a relative price/earnings basis. This low valuation is in spite of generally positive news on the sector.

In general, for the three-month period ended February 28, 1999, utility bonds were also weak as a result of the rise in overall interest rates. However, yields on utility bonds have been much higher than on equities.

During the February quarter, we initiated one new position in Western Resources, Inc. This company provides electricity and natural gas in three states and monitored security services in 48 states. Existing utility operations serve 650,000 natural gas and 606,000 electric customers in central and southeastern Kansas. Western Resources is currently in the process of acquiring the publicly traded electric utility company, Kansas City Power & Light, which has 435,000 electric customers. The company has been undergoing a restructuring process to rid itself of non-core businesses, and management is focused on businesses that generate a recurring stream of revenues from customers. The stock has an above-average yield, and its management has publicly stated that the next review of the dividend rate would not be until at least January 2000.

In Conclusion
We thank you for your interest in Merrill Lynch Utility Income Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Walter D. Rogers)
Walter D. Rogers
Senior Vice President and Portfolio Manager



April 6, 1999



After more than 20 years of service, Arthur Zeikel recently retired as Chairman of Merrill Lynch Asset Management, L.P. (MLAM). Mr. Zeikel served as President of MLAM from 1977 to 1997 and as Chairman since December 1997. Mr. Zeikel is one of the country's most respected leaders in asset management and presided over the growth of Merrill Lynch's asset management business. During his tenure, client assets under management grew from $300 million to over $500 billion. Mr. Zeikel will remain on Merrill Lynch Utility Income Fund, Inc.'s Board of Directors. We are pleased to announce that Terry K. Glenn has been elected President and Director of the Fund. Mr. Glenn has held the position of Executive Vice President of MLAM since 1983.

Mr. Zeikel's colleagues at MLAM join the Fund's Board of Directors in wishing him well in his retirement from Merrill Lynch and are pleased that he will continue as a member of the Fund's Board of Directors.



Merrill Lynch Utility Income Fund, Inc.
February 28, 1999



OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Arthur Zeikel, Director
Walter D. Rogers, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Thomas D. Jones, III, Secretary

Custodian
State Street Bank and Trust Company
One Heritage Drive, P2N
North Quincy, MA 02171

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


Gerald M. Richard, Treasurer and Norman R. Harvey, Senior Vice President of Merrill Lynch Utility Income Fund, Inc. have recently retired. Their colleagues at Merrill Lynch Asset Management, L.P. join the Fund's Board of Directors in wishing Mr. Richard and Mr. Harvey well in their retirements.



Merrill Lynch Utility Income Fund, Inc.
February 28, 1999



PERFORMANCE DATA


About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent Performance Results*
                                                           12 Month       3 Month    Since Inception
                                                         Total Return   Total Return   Total Return
ML Utility Income Fund, Inc. Class A Shares                 +4.94%         -4.07%         +46.67%
ML Utility Income Fund, Inc. Class B Shares                 +4.15          -4.25          +40.86
ML Utility Income Fund, Inc. Class C Shares                 +4.07          -4.19          +64.13
ML Utility Income Fund, Inc. Class D Shares                 +4.67          -4.12          +68.57


*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's since inception periods are Class A & Class B Shares, from 10/29/93 to 2/28/99 and Class C & Class D Shares, from 10/21/94 to 2/28/99.


Merrill Lynch Utility Income Fund, Inc.
February 28, 1999


PERFORMANCE DATA (concluded)


Average Annual Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/98                       +10.86%         +6.42%
Five Years Ended 12/31/98                 + 9.87          +8.98
Inception (10/29/93)
through 12/31/98                          + 9.21          +8.36

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 12/31/98                        +9.93%         +5.93%
Five Years Ended 12/31/98                  +9.03          +9.03
Inception (10/29/93)
through 12/31/98                           +8.37          +8.37

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 12/31/98                       + 9.85%        + 8.85%
Inception (10/21/94)
through 12/31/98                          +14.53         +14.53

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                    % Return Without  % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/98                       +10.57%        + 6.14%
Inception (10/21/94)
through 12/31/98                          +15.25         +14.13

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



Merrill Lynch Utility Income Fund, Inc.
February 28, 1999


SCHEDULE OF INVESTMENTS
                                  Shares                                                                  Value     Percent of
Industries                         Held               Stocks                                Cost        (Note 1a)   Net Assets
Utilities--Electric               49,000   Allegheny Energy, Inc.                       $ 1,231,050      $ 1,454,687    2.2%
                                  43,600   Ameren Corporation                             1,782,353        1,626,825    2.5
                                  24,600   American Electric Power Company, Inc.            892,569        1,023,975    1.6
                                  47,000   Baltimore Gas and Electric Company             1,286,708        1,204,375    1.8
                                  36,000   Central & South West Corporation                 988,020          893,250    1.4
                                  11,000   Cinergy Corp.                                    284,857          321,062    0.5
                                  45,000   Conectiv, Inc.                                   924,651          953,437    1.4
                                  29,100   Consolidated Edison, Inc.                        980,888        1,360,425    2.1
                                  31,400   DTE Energy Company                               984,627        1,240,300    1.9
                                  36,800   Dominion Resources, Inc.                       1,737,197        1,421,400    2.2
                                  65,000   Eastern Utilities Associates                   1,671,525        1,848,437    2.8
                                  52,900   FirstEnergy Corp.                              1,280,193        1,547,325    2.4
                                  34,000   Florida Progress Corporation                   1,105,601        1,364,250    2.1
                                  27,500   GPU, Inc.                                        767,170        1,096,563    1.7
                                  52,000   Nevada Power Company                           1,249,626        1,244,750    1.9
                                  26,000   New Century Energies, Inc.                       841,935        1,054,625    1.6
                                  42,500   New England Electric System                    1,588,405        2,069,219    3.2
                                  56,600   Northern States Power Company                  1,443,838        1,460,988    2.2
                                  70,800   PacifiCorp                                     1,375,936        1,269,975    1.9
                                  54,500   Potomac Electric Power Company                 1,408,427        1,328,438    2.0
                                  29,400   Public Service Enterprise Group
                                           Incorporated                                     947,445        1,117,200    1.7
                                  35,000   Puget Sound Energy, Inc.                         995,169          844,375    1.3
                                  45,300   Reliant Energy, Inc. (a)                       1,274,853        1,214,606    1.8
                                  50,000   Rochester Gas and Electric Corporation         1,571,501        1,306,250    2.0
                                  43,400   The Southern Company                             923,825        1,087,713    1.6
                                  21,000   Texas Utilities Company                          715,885          891,188    1.4
                                  32,600   Unicom Corporation                               954,082        1,159,338    1.8
                                  20,000   WPS Resources Corporation                        673,700          595,000    0.9
                                  30,000   Western Resources, Inc.                          976,800          845,625    1.3
                                                                                        -----------      -----------  ------
                                                                                         32,858,836       34,845,601   53.2


Utilities--Gas                    40,300   AGL Resources Inc.                               741,707          768,219    1.2
                                  44,000   KeySpan Energy                                 1,344,960        1,166,000    1.8
                                  10,000   New Jersey Resources Corporation                 282,913          349,375    0.5
                                  48,000   Sempra Energy                                  1,165,493        1,008,000    1.5
                                                                                        -----------      -----------  ------
                                                                                          3,535,073        3,291,594    5.0


Utilities--Water                   9,400   E'Town Corporation                               379,991          403,612    0.6
                                  20,500   United Water Resources Inc.                      380,330          394,625    0.6
                                                                                        -----------      -----------  ------
                                                                                            760,321          798,237    1.2

                                           Total Stocks                                  37,154,230       38,935,432   59.4

                                 Face
                                Amount              Corporate Bonds

Industrial--                  $2,150,000   Williams Companies Inc., 6.625% due
Energy                                     11/15/2004                                     2,214,995        2,156,256    3.3


Merrill Lynch Utility Income Fund, Inc.
February 28, 1999


SCHEDULE OF INVESTMENTS (concluded)
                                 Face                                                                     Value     Percent of
Industries                      Amount              Corporate Bonds                         Cost        (Note 1a)   Net Assets
Telecommunications            $2,000,000   GTE Corp., 6.36% due 4/15/2006               $ 2,113,280      $ 2,025,460    3.1%
                               2,000,000   MCI WorldCom Inc., 7.75% due 4/01/2007         2,268,560        2,194,580    3.3
                               1,000,000   Southwestern Bell Corp., 7% due 7/01/2015      1,034,480        1,056,300    1.6
                               2,000,000   U.S. West Capital Funding Inc., 6.375%
                                           due 7/15/2008                                  2,135,760        2,037,380    3.1
                               1,000,000   United Telephone of Florida, Series FF,
                                           6.875% due 7/15/2013                           1,019,950        1,026,150    1.6
                                                                                        -----------      -----------  ------
                                                                                          8,572,030        8,339,870   12.7


Utilities--Electric            1,000,000   Alabama Power Co., Series G, 5.375% due
                                           10/01/2008                                       985,660          949,270    1.5
                               2,000,000   Consumers Energy, 6.375% due 2/01/2008         2,035,100        1,973,196    3.0
                               1,000,000   Public Service Company of Colorado,
                                           Series 1, 6.375% due 11/01/2005                  991,300        1,013,660    1.5
                                                                                        -----------      -----------  ------
                                                                                          4,012,060        3,936,126    6.0


Utilities--Gas                 1,500,000   ENSERCH Corp., 6.375% due 2/01/2004            1,491,030        1,491,570    2.3
                               1,000,000   El Paso Natural Gas, 7.75% due 1/15/2002       1,090,950        1,042,070    1.6
                               1,000,000   KN Energy, Inc., 6.65% due 3/01/2005           1,019,850        1,011,200    1.5
                                                                                        -----------      -----------  ------
                                                                                          3,601,830        3,544,840    5.4


                                           Total Corporate Bonds                         18,400,915       17,977,092   27.4


                                                 Short-Term Securities

Commercial Paper*              2,439,000   General Electric Capital Corp., 4.875%
                                           due 3/01/1999                                  2,438,339        2,438,339    3.7


US Government                  6,300,000   Federal Home Loan Mortgage Corporation,
Obligations*                               4.75% due 3/15/1999                            6,286,700        6,286,700    9.6


                                           Total Short-Term Securities                    8,725,039        8,725,039   13.3


Total Investments                                                                       $64,280,184       65,637,563  100.1
                                                                                        ===========
Liabilities in Excess of Other Assets                                                                        (80,494)  (0.1)
                                                                                                         -----------  ------
Net Assets                                                                                               $65,557,069  100.0%
                                                                                                         ===========  ======

  *Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
(a)Formerly Houston Industries, Inc.


See Notes to Financial Statements.



Merrill Lynch Utility Income Fund, Inc.
February 28, 1999



FINANCIAL INFORMATION

Statement of Assets and Liabilities as of February 28, 1999
Assets:             Investments, at value (identified cost--$64,280,184) (Note 1a)                           $65,637,563
                    Cash                                                                                             249
                    Receivables:
                      Interest                                                              $   284,675
                      Dividends                                                                 146,790
                      Capital shares sold                                                        70,338          501,803
                                                                                            -----------
                    Deferred organization expenses (Note 1f)                                                       2,970
                    Prepaid registration fees and other assets (Note 1f)                                          22,986
                                                                                                             -----------
                    Total assets                                                                              66,165,571
                                                                                                             -----------

Liabilities:        Payables:
                      Capital shares redeemed                                                   528,528
                      Distributor (Note 2)                                                       34,507
                      Investment adviser (Note 2)                                                 2,903          565,938
                                                                                            -----------
                    Accrued expenses and other liabilities                                                        42,564
                                                                                                             -----------
                    Total liabilities                                                                            608,502
                                                                                                             -----------

Net Assets:         Net assets                                                                               $65,557,069
                                                                                                             ===========

Net Assets          Class A Shares of Common Stock, $0.10 par value, 100,000,000
Consist of:         shares authorized                                                                        $    38,202
                    Class B Shares of Common Stock, $0.10 par value, 100,000,000
                    shares authorized                                                                            475,444
                    Class C Shares of Common Stock, $0.10 par value, 100,000,000
                    shares authorized                                                                             55,443
                    Class D Shares of Common Stock, $0.10 par value, 100,000,000
                    shares authorized                                                                             46,118
                    Paid-in capital in excess of par                                                          63,376,134
                    Undistributed investment income--net                                                         213,406
                    Accumulated realized capital losses on investments--net                                       (5,057)
                    Unrealized appreciation on investments--net                                                1,357,379
                                                                                                             -----------
                    Net assets                                                                               $65,557,069
                                                                                                             ===========

Net Asset Value:    Class A--Based on net assets of $4,071,959 and 382,015 shares
                    outstanding                                                                              $     10.66
                                                                                                             ===========
                    Class B--Based on net assets of $50,663,330 and 4,754,440
                    shares outstanding                                                                       $     10.66
                                                                                                             ===========
                    Class C--Based on net assets of $5,896,417 and 554,434 shares
                    outstanding                                                                              $     10.64
                                                                                                             ===========
                    Class D--Based on net assets of $4,925,363 and 461,176 shares
                    outstanding                                                                              $     10.68
                                                                                                             ===========


                    See Notes to Financial Statements.


Merrill Lynch Utility Income Fund, Inc.
February 28, 1999


FINANCIAL INFORMATION (continued)

Statement of Operations for the Six Months Ended February 28, 1999
Investment          Dividends                                                                                $ 1,004,278
Income              Interest and discount earned                                                                 704,487
(Notes 1d & 1e):                                                                                             -----------
                    Total income                                                                               1,708,765
                                                                                                             -----------

Expenses:           Account maintenance and distribution fees--Class B (Note 2)             $   177,685
                    Investment advisory fees (Note 2)                                           165,985
                    Accounting services (Note 2)                                                 34,634
                    Transfer agent fees--Class B (Note 2)                                        29,099
                    Registration fees (Note 1f)                                                  26,142
                    Professional fees                                                            25,874
                    Printing and shareholder reports                                             24,351
                    Account maintenance and distribution fees--Class C (Note 2)                  20,647
                    Directors' fees and expenses                                                  7,262
                    Account maintenance fees--Class D (Note 2)                                    5,370
                    Custodian fees                                                                5,021
                    Transfer agent fees--Class C (Note 2)                                         3,270
                    Transfer agent fees--Class D (Note 2)                                         2,199
                    Transfer agent fees--Class A (Note 2)                                         1,799
                    Amortization of organization expenses (Note 1f)                               1,292
                    Pricing fees                                                                    157
                    Other                                                                         2,401
                                                                                            -----------
                    Total expenses before reimbursement                                         533,188
                    Reimbursement of expenses (Note 2)                                         (145,393)
                                                                                            -----------
                    Total expenses after reimbursement                                                           387,795
                                                                                                             -----------
                    Investment income--net                                                                     1,320,970
                                                                                                             -----------

Realized &          Realized loss on investments--net                                                             (5,055)
Unrealized          Change in unrealized appreciation on investments--net                                     (2,447,414)
Loss on                                                                                                      -----------
Investments--Net    Net Decrease in Net Assets Resulting from Operations                                     $(1,131,499)
(Notes 1b, 1c,                                                                                               ===========
1e & 3):

                    See Notes to Financial Statements.



Merrill Lynch Utility Income Fund, Inc.
February 28, 1999


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets
                                                                                           For the Six       For the Year
                                                                                           Months Ended          Ended
                                                                                           February 28,       August 31,
Increase (Decrease) in Net Assets:                                                             1999              1998
Operations:         Investment income--net                                                  $ 1,320,970      $ 1,769,453
                    Realized gain (loss) on investments and foreign currency
                    transactions--net                                                            (5,055)       2,638,989
                    Change in unrealized appreciation on investments and foreign
                    currency transactions--net                                               (2,447,414)       3,189,795
                                                                                            -----------      -----------
                    Net increase (decrease) in net assets resulting from operations          (1,131,499)       7,598,237
                                                                                            -----------      -----------

Dividends &         Investment income--net:
Distributions to      Class A                                                                   (82,215)        (103,403)
Shareholders          Class B                                                                  (961,288)      (1,459,293)
(Note 1g):            Class C                                                                  (102,062)        (190,662)
                      Class D                                                                   (94,394)        (101,671)
                    Realized gain on investments--net:
                      Class A                                                                   (78,738)              --
                      Class B                                                                (1,068,525)              --
                      Class C                                                                  (123,178)              --
                      Class D                                                                   (95,886)              --
                                                                                            -----------      -----------
                    Net decrease in net assets resulting from dividends and
                    distributions to shareholders                                            (2,606,286)      (1,855,029)
                                                                                            -----------      -----------

Capital Share       Net increase (decrease) in net assets derived from capital
Transactions        share transactions                                                       29,436,783         (257,080)
(Note 4):                                                                                   -----------      -----------

Net Assets:         Total increase in net assets                                             25,698,998        5,486,128
                    Beginning of period                                                      39,858,071       34,371,943
                                                                                            -----------      -----------
                    End of period*                                                          $65,557,069      $39,858,071
                                                                                            ===========      ===========

                   *Undistributed investment income--net                                    $   213,406      $   132,395
                                                                                            ===========      ===========

                    See Notes to Financial Statements.


Merrill Lynch Utility Income Fund, Inc.
February 28, 1999


FINANCIAL INFORMATION (continued)

Financial Highlights
                                                                                           Class A
                                                                      For the
                                                                        Six
The following per share data and ratios have been derived              Months
from information provided in the financial statements.                 Ended
                                                                      Feb. 28,         For the Year Ended August 31,
Increase (Decrease) in Net Asset Value:                                 1999++     1998++    1997++     1996       1995
Per Share           Net asset value, beginning of period              $  11.04   $   9.46  $   9.17  $   9.15   $   8.44
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income--net                                 .29        .57       .55       .60        .60
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                     (.16)      1.60       .29       .02        .59
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                       .13       2.17       .84       .62       1.19
                                                                      --------   --------  --------  --------   --------
                    Less dividends and distributions:
                      Investment income--net                              (.28)      (.59)     (.55)     (.60)      (.48)
                      Realized gain on investments--net                   (.23)        --        --        --         --
                                                                      --------   --------  --------  --------   --------
                    Total dividends and distributions                     (.51)      (.59)     (.55)     (.60)      (.48)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $  10.66   $  11.04  $   9.46  $   9.17   $   9.15
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share                    .90%+++  23.30%     9.36%     6.61%     14.68%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to Average   Expenses, net of reimbursement                        .59%*      .59%      .59%      .56%       .49%
Net Assets:                                                           ========   ========  ========  ========   ========
                    Expenses                                             1.07%*     1.29%     1.51%     1.52%      1.87%
                                                                      ========   ========  ========  ========   ========
                    Investment income--net                               5.03%*     5.26%     5.79%     5.56%      6.60%
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $  4,072   $  2,110  $  1,376  $  2,108   $  3,253
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                    .32%     13.36%     5.50%    25.98%     12.59%
                                                                      ========   ========  ========  ========   ========

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Based on average shares outstanding.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


Merrill Lynch Utility Income Fund, Inc.
February 28, 1999


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)
                                                                                           Class B
                                                                       For the
                                                                         Six
The following per share data and ratios have been derived               Months
from information provided in the financial statements.                  Ended
                                                                       Feb. 28,        For the Year Ended August 31,
Increase (Decrease) in Net Asset Value:                                 1999++     1998++    1997++     1996       1995
Per Share           Net asset value, beginning of period              $  11.03   $   9.45  $   9.17  $   9.15   $   8.44
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income--net                                 .25        .49       .47       .46        .49
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                     (.16)      1.60       .28       .09        .63
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                      .09        2.09       .75       .55       1.12
                                                                      --------   --------  --------  --------   --------
                    Less dividends and distributions:
                      Investment income--net                              (.23)      (.51)     (.47)     (.53)      (.41)
                      Realized gain on investments--net                   (.23)        --        --        --         --
                                                                      --------   --------  --------  --------   --------
                    Total dividends and distributions                     (.46)      (.51)     (.47)     (.53)      (.41)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $  10.66   $  11.03  $   9.45  $   9.17   $   9.15
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share                    .62%+++  22.38%     8.39%     5.86%     13.72%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to Average   Expenses, net of reimbursement                       1.36%*     1.37%     1.36%     1.34%      1.27%
Net Assets:                                                           ========   ========  ========  ========   ========
                    Expenses                                             1.84%*     2.06%     2.28%     2.29%      2.66%
                                                                      ========   ========  ========  ========   ========
                    Investment income--net                               4.31%*     4.52%     5.00%     4.79%      5.75%
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $ 50,663   $ 32,540  $ 27,259  $ 35,702   $ 37,498
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                    .32%     13.36%     5.50%    25.98%     12.59%
                                                                      ========   ========  ========  ========   ========

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Based on average shares outstanding.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


Merrill Lynch Utility Income Fund, Inc.
February 28, 1999


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)
                                                                                          Class C
                                                                      For the                                   For the
                                                                        Six                                      Period
The following per share data and ratios have been derived              Months                                   Oct. 21,
from information provided in the financial statements.                 Ended                                     1994++
                                                                      Feb. 28,  For the Year Ended August 31,   Aug. 31,
Increase (Decrease) in Net Asset Value:                                1999++++   1998++++   1997++++  1996       1995
Per Share           Net asset value, beginning of period              $  11.01   $   9.44  $   9.15  $   9.14   $   8.17
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income--net                                 .24        .48       .47       .43        .42
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                     (.15)      1.59       .29       .10        .90
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                       .09       2.07       .76       .53       1.32
                                                                      --------   --------  --------  --------   --------
                    Less dividends and distributions:
                      Investment income--net                              (.23)      (.50)     (.47)     (.52)      (.35)
                      Realized gain on investments--net                   (.23)        --        --        --         --
                                                                      --------   --------  --------  --------   --------
                    Total from dividends and distributions                (.46)      (.50)     (.47)     (.52)      (.35)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $  10.64   $  11.01  $   9.44  $   9.15   $   9.14
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share                    .60%+++  22.19%     8.48%     5.65%     16.50%+++
Return:**                                                             ========   ========  ========  ========   ========

Ratios to Average   Expenses, net of reimbursement                       1.42%*     1.40%     1.42%     1.40%      1.32%*
Net Assets:                                                           ========   ========  ========  ========   ========
                    Expenses                                             1.90%*     2.08%     2.30%     2.34%      2.77%*
                                                                      ========   ========  ========  ========   ========
                    Investment income--net                               4.21%*     4.39%     4.79%     4.75%      5.56%*
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $  5,897   $  2,846  $  4,104  $  2,107   $  1,377
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                    .32%     13.36%     5.50%    25.98%     12.59%
                                                                      ========   ========  ========  ========   ========

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Commencement of operations.
                ++++Based on average shares outstanding.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


Merrill Lynch Utility Income Fund, Inc.
February 28, 1999


FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)
                                                                                          Class D
                                                                      For the                                   For the
                                                                        Six                                      Period
The following per share data and ratios have been derived              Months                                   Oct. 21,
from information provided in the financial statements.                 Ended                                     1994++
                                                                      Feb. 28,   For the Year Ended August 31,  Aug. 31,
Increase (Decrease) in Net Asset Value:                                 1999++++   1998++++  1997++++  1996       1995
Per Share           Net asset value, beginning of period              $  11.06   $   9.47  $   9.18  $   9.15   $   8.17
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income--net                                 .28       .54        .52       .47        .51
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                     (.17)     1.61        .29       .13        .85
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                       .11      2.15        .81       .60       1.36
                                                                      --------   --------  --------  --------   --------
                    Less dividends and distributions:
                      Investment income--net                              (.26)      (.56)     (.52)     (.57)      (.38)
                      Realized gain on investments--net                   (.23)        --        --        --         --
                                                                      --------   --------  --------  --------   --------
                    Total dividends and distributions                     (.49)      (.56)     (.52)     (.57)      (.38)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $  10.68   $  11.06  $   9.47  $   9.18   $   9.15
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share                    .78%+++  23.08%     9.08%     6.46%     17.03%+++
Return:**                                                             ========   ========  ========  ========   ========

Ratios to Average   Expenses, net of reimbursement                        .84%*      .84%      .84%      .82%       .74%*
Net Assets:                                                           ========   ========  ========  ========   ========
                    Expenses                                             1.32%*     1.54%     1.76%     1.75%      2.10%*
                                                                      ========   ========  ========  ========   ========
                    Investment income--net                               4.79%*     4.97%     5.47%     5.37%      6.14%*
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $  4,925   $  2,362  $ 1,633   $  1,416   $    558
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                    .32%     13.36%     5.50%    25.98%     12.59%
                                                                      ========   ========  ========  ========   ========

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Commencement of operations.
                ++++Based on average shares outstanding.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


Merrill Lynch Utility Income Fund, Inc.
February 28, 1999


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Utility Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

* Options--The Fund is authorized to write covered call and put options and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).


Merrill Lynch Utility Income Fund, Inc.
February 28, 1999


Written and purchased options are non-income producing investments.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date.

(f) Deferred organization expenses and prepaid registration fees-- Deferred organization expenses are charged to expense over a period not exceeding five years. Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends from net investment are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend date.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays a monthly fee of 0.55%, on an annual basis, of the average daily value of the Fund's net assets. For the six months ended February 28, 1999, MLAM earned fees of $165,985, of which $145,393 was voluntarily waived.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                     Account     Distribution
                                 Maintenance Fee     Fee

Class B                               0.25%          0.50%
Class C                               0.25           0.55
Class D                               0.25            --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.


Merrill Lynch Utility Income Fund, Inc.
February 28, 1999


NOTES TO FINANCIAL STATEMENTS (concluded)

For the six months ended February 28, 1999, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:


                                      MLFD         MLPF&S

Class A                              $   32        $   439
Class D                              $1,153        $12,257


For the six months ended February 28, 1999, MLPF&S received contingent deferred sales charges of $25,514 and $3,245 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

During the six months ended February 28, 1999, the Fund paid Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, $152 for security price quotations to compute the net asset value of the Fund.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PFD, FDS, PSI, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 1999 were $25,460,702 and $166,232, respectively.

Net realized gains (losses) for the six months ended February 28, 1999 and net unrealized gains as of February 28, 1999 were as follows:


                                     Realized
                                      Gains       Unrealized
                                     (Losses)       Gains

Long-term investments             $    (5,781)   $ 1,357,379
Short-term investments                    726             --
                                  -----------    -----------
Total                             $    (5,055)   $ 1,357,379
                                  ===========    ===========


As of February 28, 1999, net unrealized appreciation for Federal income tax purposes aggregated $1,357,379, of which $3,693,995 related to appreciated securities and $2,336,616 related to depreciated securities. At February 28, 1999, the aggregate cost of investments for Federal income tax purposes was $64,280,184.

4. Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions was $29,436,783 and $(257,080) for the six months ended February 28, 1999 and for the year ended August 31, 1998, respectively.

Transactions in shares for each class were as follows:


Class A Shares for the Six Months                   Dollar
Ended February 28, 1999               Shares        Amount

Shares sold                           296,188   $  3,425,813
Shares issued to share-
holders in reinvestment of
dividends and distributions            11,523        131,678
                                  -----------   ------------
Total issued                          307,711      3,557,491
Shares redeemed                      (116,852)    (1,322,252)
                                  -----------   ------------
Net increase                          190,859   $  2,235,239
                                  ===========   ============


Class A Shares for the Year                         Dollar
Ended August 31, 1998                 Shares        Amount

Shares sold                           157,097   $  1,700,920
Shares issued to share-
holders in reinvestment
of dividends                            7,017         75,684
                                  -----------   ------------
Total issued                          164,114      1,776,604
Shares redeemed                      (118,479)    (1,288,076)
                                  -----------   ------------
Net increase                           45,635   $    488,528
                                  ===========   ============


Class B Shares for the Six Months                   Dollar
Ended February 28, 1999               Shares        Amount

Shares sold                         2,312,446   $ 26,593,896
Shares issued to share-
holders in reinvestment of
dividends and distributions           132,402      1,514,260
                                  -----------   ------------
Total issued                        2,444,848     28,108,156
Automatic conversion
of shares                              (1,166)       (13,449)
Shares redeemed                      (638,541)    (7,218,323)
                                  -----------   ------------
Net increase                        1,805,141   $ 20,876,384
                                  ===========   ============


Class B Shares for the Year                         Dollar
Ended August 31, 1998                 Shares        Amount

Shares sold                         1,048,694   $ 11,448,291
Shares issued to share-
holders in reinvestment
of dividends                           90,666        971,229
                                  -----------   ------------
Total issued                        1,139,360     12,419,520
Automatic conversion
of shares                              (7,602)       (83,415)
Shares redeemed                    (1,065,628)   (11,501,723)
                                  -----------   ------------
Net increase                           66,130   $    834,382
                                  ===========   ============



Merrill Lynch Utility Income Fund, Inc.
February 28, 1999



Class C Shares for the Six Months                   Dollar
Ended February 28, 1999               Shares        Amount

Shares sold                           358,997   $  4,136,013
Shares issued to share-
holders in reinvestment of
dividends and distributions            15,494        176,976
                                  -----------   ------------
Total issued                          374,491      4,312,989
Shares redeemed                       (78,537)      (884,635)
                                  -----------   ------------
Net increase                          295,954   $  3,428,354
                                  ===========   ============



Class C Shares for the Year                         Dollar
Ended August 31, 1998                 Shares        Amount

Shares sold                           530,142   $  5,643,805
Shares issued to share-
holders in reinvestment
of dividends                           13,662        144,789
                                  -----------   ------------
Total issued                          543,804      5,788,594
Shares redeemed                      (720,156)    (7,839,162)
                                  -----------   ------------
Net decrease                         (176,352)  $ (2,050,568)
                                  ===========   ============


Class D Shares for the Six Months                   Dollar
Ended February 28, 1999               Shares        Amount

Shares sold                           344,386   $  3,998,261
Automatic conversion
of shares                               1,163         13,449
Shares issued to share-
holders in reinvestment of
dividends and distributions            13,858        158,811
                                  -----------   ------------
Total issued                          359,407      4,170,521
Shares redeemed                      (111,840)    (1,273,715)
                                  -----------   ------------
Net increase                          247,567   $  2,896,806
                                  ===========   ============


Class D Shares for the Year                         Dollar
Ended August 31, 1998                 Shares        Amount

Shares sold                           433,020   $  4,680,930
Automatic conversion
of shares                               7,589         83,415
Shares issued to share-
holders in reinvestment
of dividends                            7,030         75,680
                                  -----------   ------------
Total issued                          447,639      4,840,025
Shares redeemed                      (406,403)    (4,369,447)
                                  -----------   ------------
Net increase                           41,236   $    470,578
                                  ===========   ============


5. Subsequent Event:
On March 1, 1999, the Fund's Board of Directors declared an ordinary income dividend in the amount of $.040304 per Class A Share, $.033796 per Class B Share, $.033587 per Class C Share and $.038199 per Class D Share, payable on March 9, 1999 to shareholders of record as of March 1, 1999.


Merrill Lynch Utility Income Fund, Inc.
February 28, 1999



PORTFOLIO INFORMATION


As of February 28, 1999

                                               Percent of
Ten Largest Holdings                           Net Assets

MCI WorldCom Inc., 7.75% due 4/01/2007             3.3%
Williams Companies Inc., 6.625% due
  11/15/2004                                       3.3
New England Electric System                        3.2
U.S. West Capital Funding Inc., 6.375%
  due 7/15/2008                                    3.1
GTE Corp., 6.36% due 4/15/2006                     3.1
Consumers Energy, 6.375% due 2/01/2008             3.0
Eastern Utilities Associates                       2.8
Ameren Corporation                                 2.5
FirstEnergy Corp.                                  2.4
ENSERCH Corp., 6.375% due 2/01/2004                2.3


Stock Portfolio Changes
For the Quarter Ended February 28, 1999

Addition
Western Resources, Inc.